Condensed Consolidated Statements Of Cash Flows - USD ($)	2 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ (9,069)	$ 16,179,940		$ (25,872,350)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(62,928)		(212,516)
Change in fair value of redeemable convertible preferred stock warrants liability		(17,028,800)		23,059,834
Non-cash compensation expense related to private placement warrants				566,333
Allocation of initial public offering proceeds to derivative liability				2,121,032
Unrealized gain on marketable securities held in Trust Account				(3,960)
Changes in operating assets and liabilities:
Prepaid expenses		(20,946)		(220,867)
Accrued expenses	9,069	168,394		220
Net cash used in operating activities		(764,340)		(562,274)
Cash flows from investing activities
Investment of cash in Trust Account				(724,500,000)
Net cash used in investing activities				(724,500,000)
Cash flows from financing activities
Issuance of common stock				710,010,000
Proceeds from sale of Private Placement Warrants				16,990,000
Proceeds from promissory note - related party	76,500			215,215
Repayment of promissory note - related party				(215,215)
Payment of offering costs	(76,500)			(814,319)
Net cash from financing activities				726,185,681
Net Change in Cash		(764,340)		1,123,407
Cash - Beginning		1,123,407
Cash - Ending		359,067		1,123,407	$ 1,123,407
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption redemption				640,817,776
Change in value of Class A ordinary shares subject to possible redemption		16,179,938		(23,163,420)
Deferred underwriting fee payable				25,357,500
Initial classification of warrant liability				54,988,834
Change in value of warrant liability		(17,028,800)		23,059,834
Deferred offering costs paid directly by Sponsor from proceeds from issuance of Class B ordinary shares	25,000			25,000
Deferred offering costs included in accrued offering costs	381,329
Micromidas, Inc.
Cash Flows from Operating Activities:
Net income (loss)		(53,570,649)	$ (1,969,740)		(30,302,848)	$ (479,409)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization		114,912	104,275		479,355	645,756
Stock-based compensation		626,981	9,026		1,630,249	43,765
Amortization of debt issuance costs		4,931	120,356		90,267	30,089
Accretion of debt discount		14,087	20,160		100,700	21,500
Change in fair value of derivative liability		391,252	(2,669)		1,088,136
Change in fair value of redeemable convertible preferred stock warrants liability		48,109,271			18,497,798	(10,287,616)
Changes in operating assets and liabilities:
Other receivables		20,455	993,207		1,007,232	(427,650)
Grants receivable			7,077		86,908	48,045
Prepaid expenses and other current assets		(1,902)	(11,406)		52,759	249,653
Accounts payable		30,564	(310,418)		1,202,513	192,185
Accrued expenses and related party, other liabilities		900,807	238,932
Accrued expenses					605,231	2,635,794
Net cash used in operating activities		(3,359,291)	(801,200)		(5,461,700)	(7,327,888)
Cash flows from investing activities
Purchases of property, plant, and equipment, net of grants		(741,310)	(295,617)		(1,785,824)	(6,916,782)
Capitalized interest on plant construction		(51,776)	(105,085)		(268,043)	(233,012)
Net cash used in investing activities		(793,086)	(400,702)		(2,053,867)	(7,149,794)
Cash flows from financing activities
Proceeds from notes payable, net of debt issuance costs of $120,356		11,686,923			3,166,046	879,644
Proceeds from Canadian Government Research and Development Program	883,461	73,783	883,461	2,662,239	2,662,239	3,534,814
Issuance of common stock		54,622	1,073		1,073	2,716
Net cash from financing activities		11,815,328	884,534		5,829,358	4,417,174
EFFECT ON EXCHANGE RATE CHANGES ON CASH, CASH EQUIVALENTS AND RESTRICTED CASH		(100,127)	241,520		(51,816)	425,221
Cash - Beginning		1,309,183	3,047,208		3,047,208
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH		7,562,824	(75,848)		(1,738,025)	(9,635,287)
Cash - Ending		8,872,007		1,309,183	1,309,183	3,047,208
Cash and cash equivalents, and restricted cash, beginning of the period		1,873,703	3,611,728		3,611,728	13,247,015
Non-Cash Investing and Financing Activities:
Change in value of warrant liability		48,109,271			18,497,798	(10,287,616)
Cash and cash equivalents, and restricted cash, end of the period	$ 3,535,880	9,436,527	$ 3,535,880	$ 1,873,703	$ 1,873,703	$ 3,611,728
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Debt discount related to derivative liability		$ 2,196,468